SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 429,351	$ 300,846
Less: valuation allowance	(427,963)	(299,511)
Deferred tax assets	$ 1,388	$ 1,335